Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 USD ($)
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period			$ 1,652,333
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 153,406		284,558
Financial assets at end of period	152,591		153,406
Trade Receivables [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period		$ (83,207)	(75,105)
Financial assets at end of period	(115,582)
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(98,927)		(103,176)
Increases (decreases) for the period	38,658		19,529
Amounts written off	(15,367)		(10,998)
Increases (decreases) in foreign currency translation difference	12,131		(12,780)
Financial assets at end of period	$ (134,349)		$ (98,927)